Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2024		Apr. 30, 2023		Apr. 30, 2024		Apr. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						$ 6,611		$ 5,487
Provision for credit losses						1,976	[1]	1,347
Net write-offs						(1,693)		(1,115)
Other, including foreign currency adjustment						(140)		196
Provision for credit losses
Balance at end of period		$ 6,754		$ 5,915		6,754		5,915
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						6,372	[2]	5,348
Provision for credit losses
Balance at end of period		6,507	[3]	5,736	[4]	6,507	[3]	5,736	[4]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					90		31
Provision for credit losses
Balance at end of period	[5]	89		50		89		50
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[6]					149		108
Provision for credit losses
Balance at end of period	[6]	158		129		158		129
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,115		938		1,084		899
Provision for credit losses						144	[1]	55
Net write-offs						(44)		(30)
Other, including foreign currency adjustment						4		57
Provision for credit losses
Remeasurement	[7]	79		23		138		50
Newly originated or purchased financial assets		9		7		20		16
Derecognition of financial assets and maturities		(7)		(6)		(14)		(11)
Gross write-offs		(31)		(21)		(54)		(43)
Recoveries		5		6		10		13
Foreign exchange and other movements		18		34		4		57
Balance at end of period		1,188		981		1,188		981
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,084
Provision for credit losses
Balance at end of period		1,188		981		1,188		981
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,302		2,204		2,414		2,137
Provision for credit losses						910	[1]	578
Net write-offs						(912)		(528)
Other, including foreign currency adjustment						(72)		80
Provision for credit losses
Remeasurement	[7]	473		271		860		515
Newly originated or purchased financial assets		97		94		190		184
Derecognition of financial assets and maturities		(71)		(63)		(140)		(121)
Gross write-offs		(552)		(335)		(1,040)		(642)
Recoveries		67		57		128		114
Foreign exchange and other movements		24		39		(72)		80
Balance at end of period		2,340		2,267		2,340		2,267
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						2,414
Provision for credit losses
Balance at end of period		2,340		2,267		2,340		2,267
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,232		1,100		1,237		1,083
Provision for credit losses						562	[1]	403
Net write-offs						(553)		(401)
Other, including foreign currency adjustment						(7)		50
Provision for credit losses
Remeasurement	[7]	261		203		540		380
Newly originated or purchased financial assets		40		44		80		91
Derecognition of financial assets and maturities		(29)		(35)		(58)		(68)
Gross write-offs		(327)		(269)		(643)		(510)
Recoveries		47		72		90		109
Foreign exchange and other movements		15		20		(7)		50
Balance at end of period		1,239		1,135		1,239		1,135
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,237
Provision for credit losses
Balance at end of period		1,239		1,135		1,239		1,135
Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,649		4,242		4,735		4,119
Provision for credit losses
Remeasurement	[7]	813		497		1,538		945
Newly originated or purchased financial assets		146		145		290		291
Derecognition of financial assets and maturities		(107)		(104)		(212)		(200)
Gross write-offs		(910)		(625)		(1,737)		(1,195)
Recoveries		119		135		228		236
Foreign exchange and other movements		57		93		(75)		187
Balance at end of period		4,767		4,383		4,767		4,383
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,876		1,368
Provision for credit losses						360	[1]	311
Net write-offs						(184)		(156)
Other, including foreign currency adjustment						(65)		9
Provision for credit losses
Remeasurement	[7]	169		163		383		279
Newly originated or purchased financial assets		214		94		426		191
Derecognition of financial assets and maturities		(216)		(97)		(448)		(181)
Gross write-offs		(108)		(71)		(220)		(177)
Recoveries		10		9		36		21
Foreign exchange and other movements		(6)		13		(65)		12
Balance at end of period including off-balance sheet exposures		1,898		1,482		1,898		1,482
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(158)		(129)		(158)		(129)
Balance at end of period		1,987		1,532		1,987		1,532
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,835		1,371		1,786		1,337
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	1,740		1,353		1,740		1,353
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,637
Provision for credit losses
Balance at end of period		1,740		1,353		1,740		1,353
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]					1,861
Provision for credit losses
Balance at end of period		1,792	[3]	1,697	[4]	1,792	[3]	1,697	[4]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		246		209		265		197
Provision for credit losses
Remeasurement	[7]	(43)		(42)		(108)		(73)
Newly originated or purchased financial assets		9		7		20		16
Derecognition of financial assets and maturities		(2)		(2)		(4)		(4)
Transfer to (from)stage 1		55		47		105		84
Transfer to (from)stage 2		(10)		(8)		(21)		(15)
Foreign exchange and other movements		4		9		2		15
Balance at end of period		259		220		259		220
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						265
Provision for credit losses
Balance at end of period		259		220		259		220
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		629		673		647		665
Provision for credit losses
Remeasurement	[7]	(185)		(191)		(371)		(372)
Newly originated or purchased financial assets		97		94		190		184
Derecognition of financial assets and maturities		(24)		(21)		(47)		(42)
Transfer to (from)stage 1		168		162		340		319
Transfer to (from)stage 2		(60)		(50)		(118)		(96)
Transfer to (from)stage 3		(4)		(2)		(7)		(4)
Foreign exchange and other movements		5		12		(8)		23
Balance at end of period		626		677		626		677
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						647
Provision for credit losses
Balance at end of period		626		677		626		677
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		381		436		414		436
Provision for credit losses
Remeasurement	[7]	(99)		(81)		(198)		(155)
Newly originated or purchased financial assets		40		44		80		91
Derecognition of financial assets and maturities		(13)		(17)		(26)		(34)
Transfer to (from)stage 1		85		68		163		135
Transfer to (from)stage 2		(40)		(34)		(74)		(69)
Foreign exchange and other movements		3		9		(2)		21
Balance at end of period		357		425		357		425
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						414
Provision for credit losses
Balance at end of period		357		425		357		425
Stage 1 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,256		1,318		1,326		1,298
Provision for credit losses
Remeasurement	[7]	(327)		(314)		(677)		(600)
Newly originated or purchased financial assets		146		145		290		291
Derecognition of financial assets and maturities		(39)		(40)		(77)		(80)
Transfer to (from)stage 1		308		277		608		538
Transfer to (from)stage 2		(110)		(92)		(213)		(180)
Transfer to (from)stage 3		(4)		(2)		(7)		(4)
Foreign exchange and other movements		12		30		(8)		59
Balance at end of period		1,242		1,322		1,242		1,322
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	(9)		46		(49)		66
Newly originated or purchased financial assets		214		94		426		191
Derecognition of financial assets and maturities		(186)		(81)		(382)		(154)
Transfer to (from)stage 1		33		20		77		42
Transfer to (from)stage 2		(21)		(9)		(52)		(17)
Foreign exchange and other movements		8		6		(2)		6
Balance at end of period including off-balance sheet exposures		653		456		653		456
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(103)		(81)		(103)		(81)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		614		380		635		322
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	550		375		550		375
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						535
Provision for credit losses
Balance at end of period		550		375		550		375
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]					2,630
Provision for credit losses
Balance at end of period		2,715	[3]	2,288	[4]	2,715	[3]	2,288	[4]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		336		301		321		296
Provision for credit losses
Remeasurement	[7]	30		8		66		17
Derecognition of financial assets and maturities		(5)		(4)		(10)		(7)
Transfer to (from)stage 1		(43)		(34)		(80)		(63)
Transfer to (from)stage 2		48		39		97		70
Transfer to (from)stage 3		(21)		(13)		(42)		(26)
Foreign exchange and other movements		4		9		(3)		19
Balance at end of period		349		306		349		306
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						321
Provision for credit losses
Balance at end of period		349		306		349		306
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,050		968		1,103		921
Provision for credit losses
Remeasurement	[7]	254		224		475		466
Derecognition of financial assets and maturities		(47)		(42)		(93)		(79)
Transfer to (from)stage 1		(165)		(158)		(334)		(312)
Transfer to (from)stage 2		87		72		169		135
Transfer to (from)stage 3		(127)		(98)		(253)		(182)
Foreign exchange and other movements		6		16		(9)		33
Balance at end of period		1,058		982		1,058		982
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,103
Provision for credit losses
Balance at end of period		1,058		982		1,058		982
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		851		664		823		647
Provision for credit losses
Remeasurement	[7]	161		150		342		261
Derecognition of financial assets and maturities		(16)		(18)		(32)		(34)
Transfer to (from)stage 1		(85)		(68)		(163)		(135)
Transfer to (from)stage 2		40		34		74		69
Transfer to (from)stage 3		(79)		(63)		(149)		(123)
Foreign exchange and other movements		10		11		(13)		25
Balance at end of period		882		710		882		710
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						823
Provision for credit losses
Balance at end of period		882		710		882		710
Stage 2 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,237		1,933		2,247		1,864
Provision for credit losses
Remeasurement	[7]	445		382		883		744
Derecognition of financial assets and maturities		(68)		(64)		(135)		(120)
Transfer to (from)stage 1		(293)		(260)		(577)		(510)
Transfer to (from)stage 2		175		145		340		274
Transfer to (from)stage 3		(227)		(174)		(444)		(331)
Foreign exchange and other movements		20		36		(25)		77
Balance at end of period		2,289		1,998		2,289		1,998
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	50		18		142		29
Derecognition of financial assets and maturities		(28)		(7)		(62)		(15)
Transfer to (from)stage 1		(33)		(20)		(77)		(42)
Transfer to (from)stage 2		22		14		54		22
Transfer to (from)stage 3		(4)		(1)		(8)		(2)
Foreign exchange and other movements		1		6		(5)		10
Balance at end of period including off-balance sheet exposures		447		322		447		322
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(21)		(32)		(21)		(32)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		439		312		403		320
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	426		290		426		290
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						383
Provision for credit losses
Balance at end of period		426		290		426		290
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]					1,881
Provision for credit losses
Balance at end of period		2,000	[3]	1,751	[4]	2,000	[3]	1,751	[4]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		533		428		498		406
Provision for credit losses
Remeasurement	[7]	92		57		180		106
Transfer to (from)stage 1		(12)		(13)		(25)		(21)
Transfer to (from)stage 2		(38)		(31)		(76)		(55)
Transfer to (from)stage 3		21		13		42		26
Gross write-offs		(31)		(21)		(54)		(43)
Recoveries		5		6		10		13
Foreign exchange and other movements		10		16		5		23
Balance at end of period		580		455		580		455
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						498
Provision for credit losses
Balance at end of period		580		455		580		455
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		623		563		664		551
Provision for credit losses
Remeasurement	[7]	404		238		756		421
Transfer to (from)stage 1		(3)		(4)		(6)		(7)
Transfer to (from)stage 2		(27)		(22)		(51)		(39)
Transfer to (from)stage 3		131		100		260		186
Gross write-offs		(552)		(335)		(1,040)		(642)
Recoveries		67		57		128		114
Foreign exchange and other movements		13		11		(55)		24
Balance at end of period		656		608		656		608
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						664
Provision for credit losses
Balance at end of period		656		608		656		608
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[7]	199		134		396		274
Transfer to (from)stage 3		79		63		149		123
Gross write-offs		(327)		(269)		(643)		(510)
Recoveries		47		72		90		109
Foreign exchange and other movements		2				8		4
Stage 3 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,156		991		1,162		957
Provision for credit losses
Remeasurement	[7]	695		429		1,332		801
Transfer to (from)stage 1		(15)		(17)		(31)		(28)
Transfer to (from)stage 2		(65)		(53)		(127)		(94)
Transfer to (from)stage 3		231		176		451		335
Gross write-offs		(910)		(625)		(1,737)		(1,195)
Recoveries		119		135		228		236
Foreign exchange and other movements		25		27		(42)		51
Balance at end of period		1,236		1,063		1,236		1,063
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	128		99		290		184
Derecognition of financial assets and maturities		(2)		(9)		(4)		(12)
Transfer to (from)stage 2		(1)		(5)		(2)		(5)
Transfer to (from)stage 3		4		1		8		2
Gross write-offs		(108)		(71)		(220)		(177)
Recoveries		10		9		36		21
Foreign exchange and other movements		(15)		1		(58)		(4)
Balance at end of period including off-balance sheet exposures		798		704		798		704
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(34)		(16)		(34)		(16)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		782		679		748		695
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[6]	764		688		764		688
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						719
Provision for credit losses
Balance at end of period		$ 764		$ 688		$ 764		$ 688

[1]	Excludes amounts associated with other assets and reversal of impairment losses of $(7). The provision for credit losses, net of these amounts, is $1,969.
[2]	Excludes allowance for credit losses of $257 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[3]	Excludes allowance for credit losses of $261 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $195 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[6]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[7]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.